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BANKERS NATIONAL LIFE INSURANCE COMPANY






ANNUAL REPORT
TO CONTRACT OWNERS
DECEMBER 31, 2001







                                            BANKERS NATIONAL VARIABLE ACCOUNT B

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ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS


DECEMBER 31, 2001
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
BANKERS NATIONAL VARIABLE ACCOUNT B                                                                                           PAGE
Statement of Assets and Liabilities as of December 31, 2001...................................................................   1
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2001.........................   2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2000.........................   3
Notes to Financial Statements.................................................................................................   4
Report of Independent Accountants.............................................................................................   6
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BANKERS NATIONAL VARIABLE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2001
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                                                                                               SHARES         COST          VALUE
                                                                                             ---------------------------------------


Assets:
   Investments in Conseco Series Trust portfolio shares, at net asset value
(Note 2):
     Balanced Portfolio................................................................       149,606.2   $2,047,169    $1,819,212
     Equity Portfolio..................................................................       340,085.7    7,318,762     5,883,483
     Fixed Income Portfolio............................................................           745.7        7,436         7,368
     Government Securities Portfolio...................................................       159,554.6    1,897,442     1,866,789
     Money Market Portfolio............................................................       333,253.2      333,253       333,253
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       Total assets....................................................................                                  9,910,105

Liabilities:
   Amounts due to Bankers National Life Insurance Company...........................................................        19,897
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     Net assets.....................................................................................................    $9,890,208


                                                                                               UNITS      UNIT VALUE       VALUE
                                                                                             ---------------------------------------
Net assets attributable to: Contract owners' deferred annuity reserves:
     Contracts issued prior to August 20, 1984:
       Government Securities Portfolio.................................................            88.3     $35.157631     $ 3,105
       Money Market Portfolio..........................................................            87.7      22.611079       1,983
     Contracts issued on or after August 20, 1984:
       Balanced Portfolio..............................................................        42,618.3      42.684895   1,819,158
       Equity Portfolio................................................................        58,865.5      99.922416   5,881,987
       Fixed Income Portfolio..........................................................           461.4      15.967556       7,368
       Government Securities Portfolio.................................................        57,565.5      31.110428   1,790,888
       Money Market Portfolio..........................................................        16,533.6      20.036144     331,270
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         Net assets attributable to contract owners' deferred annuity reserves......................................     9,835,759
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   Contract owners' annuity payment reserves:
       Balanced Portfolio...........................................................................................            19
       Equity Portfolio.............................................................................................         5,298
       Government Securities Portfolio..............................................................................        49,132
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         Net assets attributable to contract owners' annuity payment reserves.......................................        54,449
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           Net assets...............................................................................................    $9,890,208
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UNIT PROGRESSION
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

FOR THE YEAR ENDED DECEMBER 31, 2001

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                                                                                              FIXED       GOVERNMENT       MONEY
                                                                 BALANCED       EQUITY        INCOME      SECURITIES      MARKET
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
Number of units, beginning of year .........................       46,658.0      65,915.5         191.5      67,574.2      26,032.7
Units purchased.............................................          782.0         465.8         269.9       2,688.3         793.3
Units redeemed .............................................       (4,821.7)     (7,515.8)         --       (12,608.7)    (10,204.7)
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   Number of units, end of year ............................       42,618.3      58,865.5         461.4      57,653.8      16,621.3
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                              The accompanying notes are an integral part of these financial statements.

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                                       1
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BANKERS NATIONAL VARIABLE ACCOUNT B
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2001
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                                                                                 CONSECO SERIES TRUST
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                                                                                FIXED       GOVERNMENT       MONEY       COMBINED
                                                   BALANCED       EQUITY        INCOME      SECURITIES      MARKET         TOTAL
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
Investment income:
   Income dividends and short-term
    capital gains from
     investments in portfolio shares.........        $62,296       $44,682          $341       $95,409       $17,493      $220,221
Expenses:
   Mortality and expense risk fees...........         24,382        75,589            73        26,455         5,528       132,027
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     Net investment income (expense).........         37,914       (30,907)          268        68,954        11,965        88,194
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Net realized gains (losses) on
   investments in portfolio shares:
     Net realized gains (losses) on
      sales of investments
       in portfolio shares...................          4,784      (109,100)           (2)        7,338            --       (96,980)
     Net realized long-term capital
      gain distributions
       from investments in portfolio shares..             --            --            --            --            --           --
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   Net realized gain (loss) on investments
    in portfolio shares                                4,784      (109,100)           (2)        7,338            --       (96,980)
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   Net change in unrealized appreciation
    (depreciation) of
     investments in portfolio shares.........       (210,865)     (707,848)           60        28,503            --      (890,150)
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   Net increase (decrease) in net
    assets from operations ..................      $(168,167)    $(847,855)         $326      $104,795       $11,965     $(898,936)
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Total return (Note 5)........................        (7.77%)      (11.43%)        7.48%         4.81%         2.67%
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Investment ratio (Note 5)....................         3.19%          .74%         5.84%         4.51%         3.96%
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STATEMENTS OF CHANGES IN NET ASSETS
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

FOR THE YEAR ENDED DECEMBER 31, 2001

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                                                                                 CONSECO SERIES TRUST
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                                                                                FIXED       GOVERNMENT       MONEY       COMBINED
                                                   BALANCED       EQUITY        INCOME      SECURITIES      MARKET         TOTAL
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
Changes from operations:
   Net investment income (expense)...........       $ 37,914     $ (30,907)        $ 268      $ 68,954      $ 11,965      $ 88,194
   Net realized gain (loss) on investments in
     portfolio shares........................          4,784      (109,100)           (2)        7,338            --       (96,980)
   Net change in unrealized
    appreciation (depreciation)
     of investments in portfolio shares......       (210,865)     (707,848)           60        28,503            --      (890,150)
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     Net increase (decrease) in net
assets from operations                              (168,167)     (847,855)         326        104,795        11,965      (898,936)
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Changes from contract owners' transactions:
   Net contract purchase payments............             --         1,463            --            63            --         1,526
   Contract redemptions......................       (129,022)     (687,039)           --      (424,884)     (202,648)   (1,443,593)
   Net transfers.............................        (48,786)      (48,271)        4,197        77,144        15,716           --
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     Net increase (decrease) in net assets from
       contract owners' transactions.........       (177,808)     (733,847)        4,197      (347,677)     (186,932)   (1,442,067)
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       Net increase (decrease) in net assets.       (345,975)   (1,581,702)        4,523      (242,882)     (174,967)   (2,341,003)
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Net assets, beginning of year................      2,165,152     7,468,987         2,845     2,086,007       508,220    12,231,211
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       Net assets, end of year...............     $1,819,177    $5,887,285        $7,368    $1,843,125      $333,253   $ 9,890,208
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                              The accompanying notes are an integral part of these financial statements.

Bankers National Variable Account B
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000

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                                                                         CONSECO SERIES TRUST
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                                                                                FIXED       GOVERNMENT       MONEY       COMBINED
                                                   BALANCED       EQUITY        INCOME      SECURITIES      MARKET         TOTAL
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
Investment income:
   Dividends from investment
    in portfolio shares .....................       $329,294    $1,381,006        $205      $132,611       $38,687      $1,881,803
Expenses:
   Mortality and expense risk fees...........         31,999       112,498          38        28,396         8,146         181,077
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     Net investment income...................        297,295     1,268,508         167       104,215        30,541       1,700,726
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Net realized gains (losses) and unrealized
   appreciation (depreciation) of investments:
   Net realized gains (losses) on sales
   of investments
     in portfolio shares.....................        168,010       712,373           (47)      (30,640)           --       849,696
   Net change in unrealized appreciation
     (depreciation)
     of investments in portfolio shares......       (274,654)   (1,606,188)          119       143,663            --    (1,737,060)
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     Net gain (loss) on investments
       in portfolio shares ..................       (106,644)     (893,815)           72       113,023            --      (887,364)
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       Net increase in net assets
         from operations ....................       $190,651     $ 374,693          $239      $217,238       $30,541       813,362
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

STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000


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



                                                                         CONSECO SERIES TRUST
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                                                                                  FIXED     GOVERNMENT       MONEY       COMBINED
                                                   BALANCED       EQUITY          INCOME    SECURITIES       MARKET        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income.....................      $ 297,295    $1,268,508         $ 167     $ 104,215      $ 30,541   $ 1,700,726
   Net realized gains (losses) on
   sales of investments
     in portfolio shares.....................        168,010       712,373           (47)      (30,640)           --       849,696
   Net change in unrealized
     appreciation (depreciation)
      of investments in portfolio shares......      (274,654)   (1,606,188)          119       143,663            --    (1,737,060)
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     Net increase in net assets from operations     190,651        374,693           239       217,238        30,541       813,362
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Changes from contract owners' transactions:
   Net contract purchase payments............            175         3,173            --           602            --         3,950
   Contract redemptions......................       (469,973)   (1,833,702)         (567)     (492,999)     (196,660)   (2,993,901)
   Net transfers.............................             --       (34,544)           --       (15,502)       50,046            -
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     Net decrease in net assets from
       contract owners' transactions.........       (469,798)   (1,865,073)         (567)     (507,899)     (146,614)   (2,989,951)
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       Net decrease in net assets............       (279,147)   (1,490,380)         (328)     (290,661)     (116,073)   (2,176,589)
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Net assets, beginning of year................      2,444,299     8,959,367         3,173     2,376,668       624,293    14,407,800
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       Net assets, end of year...............     $2,165,152    $7,468,987        $2,845    $2,086,007      $508,220   $12,231,211
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                              The accompanying notes are an integral part of these financial statements.


BANKERS NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001 AND 2000

--------------------------------------------------------------------------------

(1) GENERAL
   Bankers National Variable Account B (the OAccountO) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on June 8, 1982, as a segregated investment account for individual variable annuity contracts issued by Bankers National Life Insurance Company (the "Company"). The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.
   The Account invests solely in shares of the portfolios of Conseco Series Trust (the "Trust"), a diversified, open-end management investment company.
   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS, AND INCOME
   Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.
   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.
   Commencing in 2001, long-term realized capital gains distributions have been presented as net realized long-term capital gains distributions from investments in portfolio shares in the Statements of Operations.

FEDERAL INCOME TAXES
   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES
   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
   Net assets allocated to contracts in the payout period are computed according to the 1983 Group Annuitant Mortality Table. The assumed investment return is
3.5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
   The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 2001 and 2000 was $403,067 and $1,962,960,
respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 2001 and 2000 were $1,773,196 and $3,257,159, respectively.

(4) DEDUCTIONS AND EXPENSES
   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.
   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
   The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses.
   The Company deducts daily from the Account a fee, which is equal on an annual basis to 1.25 percent (0.75 percent for those contracts issued prior to August 20, 1984) of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees were $132,027 and $181,077 for the years ended December 31, 2001 and 2000, respectively.
   The Company does not deduct a sales charge from purchase payments received on contracts issued after August 20, 1984. However, upon surrender, the Company, with certain exceptions, deducts from the contract value a contingent deferred sales charge equal to the lesser of: (a) 5.0 percent of the total of all purchase payments made within 72 months prior to the date of the request for surrender; or (b) 5.0 percent of the amount surrendered. No charge is made for such portion of a surrender in a contract year that does not exceed 10.0 percent of the net sum of purchase payments made more than one year prior to the date of the surrender. A sales charge of 6.5 percent is deducted by the Company on purchase payments received on contracts issued before August 20, 1984. There were no sales charges for the years ended December 31, 2001 and 2000, respectively.

BANKERS NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS--CONTINUED

DECEMBER 31, 2001 AND 2000

--------------------------------------------------------------------------------
   An annual contract administrative charge of $30 ($12 on Individual Retirement Accounts or "IRAs") on contracts issued after August 20, 1984 and $36 ($12 on
IRAs) on contracts issued prior to August 20, 1984 is deducted in units from each contract owner's account. Such charges were $5,634 and $7,101 for the years ended December 31, 2001 and 2000, respectively.
   A transfer processing fee (currently at $5 and guaranteed not to exceed $15) for each transfer between portfolios is deducted from the amount transferred. There were no charges for the year ended December 31, 2001 and $15 for the year ended December 31, 2000.

(5) TOTAL RETURNS AND INVESTMENT RATIOS
   Beginning in 2001, disclosure of total returns and investment ratios became a new requirement. The total return is defined as the percentage change of unit values from the beginning of the period represented to the unit value at the end of the period represented. The investment ratio is the ratio of income dividends (including short-term capital gains) to average daily net assets.

REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS OF BANKERS NATIONAL LIFE
INSURANCE COMPANY AND CONTRACT OWNERS OF
BANKERS NATIONAL VARIABLE ACCOUNT B
   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Bankers National Variable Account B (the "Account") at December 31, 2001, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2001 by correspondence with the fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 8, 2002

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BANKERS NATIONAL VARIABLE ACCOUNT B

SPONSOR
Bankers National Life Insurance Company - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

             BANKERS NATIONAL LIFE INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN
     CARMEL, INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS,
           HELPING 13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.



                                         Bankers National Life Insurance Company
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                (C) 2001 Bankers National Life Insurance Company



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